Inventories	12 Months Ended
Dec. 31, 2014
Inventories
11.	INVENTORIES

	December 31, 2014	December 31, 2013
Ore stockpiles	100.7	88.0
Materials contained on heap leach pads	109.0	109.0
Gold in-process	38.5	43.1
Consumable stores	273.2	269.9
Other	—	1.7

	521.4	511.7

Classified as:
Current assets	373.3	402.7
Long-term assets [1]	148.1	109.0

	521.4	511.7

(1)	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.